SCHEDULE OF OPERATING LEASE MATURITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Lease
Year 1	$ 1,585	¥ 11,255	$ 1,923	¥ 13,260
Year 2	327	2,320	874	6,031
Year 3			136	941
Total future lease payments	1,912	13,575	2,933	20,232
Less: Imputed interest	156	1,111	420	2,895
Total lease liability balance	$ 1,756	¥ 12,464	$ 2,513	¥ 17,337